Accounting Policies, by Policy (Policies)	12 Months Ended
May 31, 2022
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its wholly owned subsidiaries and its VIE, over which the Company exercises control and is the primary beneficiary. Although the VIE agreements were entered into in October 2021, since the Company and the VIE are under common control, the financial statements reflect the operations as if the VIE agreements were in effect as of the beginning of the earliest period presented. All transactions and balances among the Company, its subsidiaries and VIE have been eliminated upon consolidation.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Company’s consolidated financial statements include the useful lives of property and equipment, impairment of long-lived assets, and revenue recognition. The inputs into the Company’s judgments and estimates consider the economic implications of COVID-19 on the Company’s critical and significant accounting estimates. Actual results could differ from these estimates.

Cash

Cash

Cash comprises cash at banks and on hand. Cash at banks are held in accounts at financial institutions located in the PRC‚ which is not freely convertible into foreign currencies. The Company considers all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents. As of May 31, 2022 and May 31, 2021, the Company had cash of approximately $115,000 and $93,000, respectively.

Accounts receivable

Accounts receivable

Accounts receivable are stated and carried at their original invoiced amount. Accounts are considered overdue after 180 days. In establishing the required allowance for doubtful accounts, management considers historical collection experience, age of the receivable, the economic environment, industry trend analysis, and the credit history and financial condition of the customer. Management reviews its receivables on a regular basis to determine if the bad debt allowance is adequate and adjusts the allowance when necessary. Delinquent account balances are written-off against allowance for doubtful accounts after all means of collection have been exhausted and that the likelihood of collection is not probable. As of May 31, 2022 and May 31, 2021, no allowance for doubtful accounts was deemed necessary.

Construction costs relating to uncompleted contracts and contract liability

Construction costs relating to uncompleted contracts and contract liability

Construction costs relating to uncompleted contracts consist of costs of construction incurred associated with the building of charging stations for customers. Contract liability is accrued with construction in progress until the project wraps up. The Company recognizes contract liability through use of the input method which is measured by reference to the ratio of contract costs incurred to date to the estimated total costs for the contract. Contract costs incurred to date are shown as construction costs relating to uncompleted contracts on the balance sheet unless it is not probable that such contract costs are recoverable from the customers, in which case, such costs are recognized as an expense immediately. The construction period of each charging station is approximately 60 days. As of May 31, 2022, there was $45,630 construction costs relating to uncompleted contracts and $57,191 contract liability on the balance sheet. And as of May 31, 2021, there was $316,148 construction costs relating to uncompleted contracts and $394,315 contract liability on the balance sheet.

Prepayments

Prepayments

Prepayments are mainly payments made to vendors or service providers for purchasing goods or services that have not been received or provided, including rent and utilities. These amounts are refundable and bear no interest. Prepayments are classified as either current or non-current based on the terms of the respective agreements. These prepayments are unsecured and are reviewed periodically to determine whether their carrying value has become impaired. As of May 31, 2022 and May 31, 2021, the Company made no allowance for impairment.

Value added tax

Value added tax

The Company is subject to value added tax (“VAT”) in the PRC. As of May 31, 2022 and May 31, 2021, the net VAT payable balance of approximately $32,000 and $4,000, respectively, is included in taxes payable on the consolidated balance sheet. Revenues from domestic sales are presented net of applicable VAT. The Company is subject to a 3% VAT rate due to qualification as a small-scale taxpayer and its value-added tax rate increased to 13% since August 2021 which was reduced to 1% until December 31, 2021 due to the Covid-19 pandemic.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost and consist of charging stations, transportation and office equipment. Property and equipment are depreciated over their estimated useful life and the related depreciation expense is computed using the straight-line method.

The estimated useful lives are as follows:

Useful life
Transportation equipment	4 years
Charging stations	5 years
Furniture and fixtures	5 years
Office equipment	3 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the useful lives to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Intangible assets, net

Intangible assets, net

The Company’s intangible assets with finite useful lives primarily consist of the platform software for charging station management. The Company amortizes its intangible assets with definite useful lives over their estimated useful lives and reviews these assets for impairment. The Company amortizes its intangible assets with finite useful lives on a straight-line basis over the shorter of the contractual terms or the estimated useful lives of 5 years.

Impairment for long-lived assets

Impairment for long-lived assets

Long-lived assets, including property and equipment and intangible assets with finite lives, are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. For the year ended May 31, 2022 and the period from August 11, 2020 (inception) through May 31, 2021, no impairment of long-lived assets was recognized.

Statutory reserves

Statutory reserves

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has an accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulated loss.

Financial instruments

Financial instruments

US GAAP, regarding fair value of financial instruments and related fair value measurements, defines fair value and establishes a three-level valuation hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The three levels of the hierarchy are defined as follows:

Level 1:	inputs are quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2:	inputs include quoted prices, other than those in level 1, for the same in inactive markets or similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument;

Level 3:	inputs are unobservable.

Financial instruments included in current assets and current liabilities are reported in the consolidated balance sheets at face value or cost, which approximates fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest.

Noncontrolling Interests

Noncontrolling Interests

The Company’s noncontrolling interests represent the minority shareholders’ ownership interests related to the Company’s subsidiaries, including 1% for Network ZKGC. The noncontrolling interests are presented in the consolidated balance sheets separately from equity attributable to the shareholders of the Company. Noncontrolling interests in the results of the Company are presented on the consolidated statements of income as allocations of the total income or loss for the year ended May 31, 2022 and the period from August 11, 2020 (inception) through May 31, 2021 between noncontrolling interests holders and the shareholders of the Company.

Contingencies

Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical factors and the specific facts and circumstances of each matter.

Revenue recognition

Revenue recognition

The Company has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2014-09 “Revenue from Contracts with Customers” (ASC 606). The core principle underlying revenue recognition is that the Company recognizes its revenue to represent the transfer of goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. This requires the Company to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of goods and services transfers to a customer.

The ASU requires the use of a new five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies each performance obligation.

The Company recognizes revenue primarily from three different types of contracts:

●	Product sales* – The Company builds ready-to-use charging stations for sale. Product sales contracts are on a fixed price basis with no separate sales rebate, discount, or other incentive, and no right of return exists on sales of inventory. Revenue is recognized at a point in time when the customer obtains control of the goods and the Company satisfies its performance obligations, which generally is at the time it transfers the ownership of the product to the customer.

●	Charging service revenue – company-owned charging stations – The Company generates revenue from fully owned and jointly owned charging stations by providing charging service to electric vehicles. Service price, which is measured by unit price per kWh, is fixed and determinable. Revenue is recognized at a point in time when a particular charging session is completed. The Company is the primary obligor and is responsible for (1) soliciting customers and fulfilling the promise to provide charging services (2) setting service price for charging service (3) handling customer services and complaints and (4) performing collection and payment activities. The Company acts as the principal of these arrangements and therefore reports revenue earned and costs incurred related to these transactions on a gross basis.

●	Charging service revenue – third-party-owned charging stations – The Company generates revenue from non-company-owned charging stations. Revenue is recognized at a point in time when a particular charging session is completed in accordance with a contractual relationship between the Company and the owner of the station.

*	The Company derives its product sales from contracting with its customers to construct the charging stations and with revenues being recognized upon delivery of products when the “transfer of control” occurs. The completed contract method is used to recognize such revenues at a point in time after the performance obligations are satisfied. The contract is so short, which is normally 60 days, that splitting it up into multiple billings isn’t feasible. The customer doesn’t receive or consume benefits from the work until the very end. The Company has an unconditional right to receive work completed to date and recognizes the account receivable and contract liability amount on the balance sheet using the cost-to-cost input method, based primarily on contract costs incurred to date compared to total estimated contract costs. This method is the most accurate measure of work completed to date, which normally includes direct material, and subcontractor costs. The Company typically pays 40% of the total contract costs to the vendors in advance when signing the contractor agreement, 30% extra is paid when receiving equipment and other materials used for construction and the remaining 30% is settled when the construction is completed, passed acceptance inspection and ready to transfer to the customer. Construction costs relating to uncompleted contracts and contract liability continue to accrue until the project wraps up. Once the Company completes the contract, the revenue and related cost of construction is recognized. Persuasive evidence of an arrangement is demonstrated via sales contract, and the sales price to the customer is fixed upon acceptance of the sales contract and there is no separate sales rebate, discount, or other incentive. Revenue is recognized net of returns. For the year ended May 31, 2022 and the period from August 11, 2020 (inception) through May 31, 2021, total sales returns were nil.

Advertising costs

Advertising costs

Advertising costs amounted to $2,609 and $3,748, respectively, for the year ended May 31, 2022 and the period from August 11, 2020 (inception) through May 31, 2021. Advertising costs are expensed as incurred and included in selling and marketing expenses.

Income taxes

Income taxes

The Company accounts for income taxes in accordance with US GAAP. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax assets and liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized, or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. The net deferred tax asset is reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the net deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that has a greater than 50% likelihood of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income taxes are classified as income tax expense in the period incurred. PRC tax returns filed for the year ended December 31, 2021 and for the period from August 11, 2020 (inception) to December 31, 2020 are subject to examination by the applicable tax authorities.

Foreign currency translation and transaction

Foreign currency translation and transaction

The reporting currency of the Company is the U.S. dollar. The Company in China conducts its businesses in the local currency, Renminbi (RMB), as its functional currency. Assets and liabilities are translated at the noon buying rate in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York at the end of the period. The statement of income accounts are translated at the average translation rates and the equity accounts are translated at historical rates. Translation adjustments resulting from this process are included in accumulated other comprehensive income (loss). Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred. There were no transaction gains and losses for the year ended May 31, 2022 and the period from August 11, 2020 (inception) through May 31, 2021.

Translation adjustments included in accumulated other comprehensive income amounted to ($6,798) and $7,040, respectively, as of May 31, 2022 and May 31, 2021. The balance sheet amounts, with the exception of equity were translated at the current exchange rate of $0.1501 and $0.1570 as of May 31, 2022 and May 31, 2021, respectively. The equity accounts were translated at their historical rate. The average translation rate applied to statement of income accounts was $0.1555 and $0.1480 for the year ended May 31, 2022 and the period from August 11, 2020 (inception) through May 31, 2021, respectively. Cash flows are also translated at average translation rates for the periods; therefore, amounts reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Earnings per share

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income (loss) divided by the weighted average ordinary shares outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the year ended May 31, 2022 and the period from August 11, 2020 (inception) through May 31, 2021, there were no dilutive shares.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains and losses that under US GAAP are recorded as an element of shareholders’ equity but are excluded from net income (loss). Other comprehensive income (loss) consists of foreign currency translation adjustments resulting from the Company’s PRC subsidiaries and VIE not using the USD as its functional currency.

Recent accounting pronouncements

Recent accounting pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), to increase the transparency and comparability about leases among entities. The new guidance requires lessees to recognize a lease liability and a corresponding lease asset for virtually all lease contracts. It also requires additional disclosures about leasing arrangements. For US public companies, ASU 2016-02 is effective for interim and annual periods beginning after December 15, 2018. ASU 2020-05 delayed the effective date of ASU 2016-02 for non-public companies and foreign private issuers to annual periods beginning after December 15, 2021. The Company does not expect the impact of this new standard to have a material affect on its financial positions or results of operations.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of income and comprehensive income and statements of cash flows.